SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)		6 Months Ended
		Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)	May 15, 2026 USD ($)	May 15, 2026 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2025 CNY (¥)	Oct. 30, 2023 USD ($)	Oct. 30, 2023 CNY (¥)
Related Party [Member]
Related Party Transaction [Line Items]
Short-term loans		$ 4,679,224					$ 2,030,366
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans			[1]				428,994	[1]		$ 400,000	¥ 3,000,000
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Short-term loans		147,382	[1]				142,998	[1]		$ 100,000	¥ 1,000,000
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans	[2]						1,458,374
Beijing Danwu Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Short-term loans		4,531,842	[3]		$ 4,568,835	¥ 31,000,000		[3]
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Short-term loans							$ 1,498,640		¥ 10,480,136
Ms. Xiaodan Liu [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Lease from a related party				$ 82,729

[1]	On October 30, 2023, Huizhou Jingyang entered into two one-year loans with its related parties Beijing Xinlongmai Enterprise Management Co., Ltd. (“Beijing Xinlongmai”) and Huizhou Highpower Technology Co., Ltd. (“Huizhou Highpower”) of RMB 3 million ($0.4 million) and RMB 1 million ($0.1 million), respectively, both are interest free. During the year ended December 31, 2025, the loans have been extended to October 20, 2026 and November 8, 2026, respectively.
[2]	In April 2025, the Company obtained aggregate borrowings of RMB9,680,136 ($1,436,819) from Ms. Xiaodan Liu on several occasions, bearing interest at 8% per annum and due on April 10, 2026.
[3]	On May 15, 2026, the Company obtained borrowings of RMB 31 million ($4,568,835) from Beijing Danwu Technology Co., Ltd. During the six-month period ended June 30, 2026, the Company repaid RMB 251,000 ($36,993) under this borrowing arrangement. As of June 30, 2026, the outstanding principal balance of this borrowing amounted to RMB 30.75 million ($4,531,842). The borrowing is unsecured, interest-free and repayable on demand.